Schedule of trade and other receivables (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Less: Allowance for expected credit loss			$ (462,593)	$ (588,373)	$ (361,988)	$ (460,413)	$ (465,986)
Trade Receivables	$ 2,514,375	$ 3,233,234	1,691,707	2,151,682		1,673,160
Deposits	5,489,917	7,105,501	5,324,813	6,772,629		90,252
Prepayments	167,319	215,156	338,679	430,767		28,163
Trade and other receivables	8,325,773	10,752,128	7,460,701	9,489,266		2,005,219
Less: Allowance for expected credit loss	(457,557)	(588,373)	(457,557)	(588,373)		(460,413)
Thrid Parties [Member]
IfrsStatementLineItems [Line Items]
- third parties	2,971,932	3,821,607	2,154,300	2,740,055		2,133,573
Other receivables - third parties	$ 154,162	$ 198,237	$ 105,502	$ 134,188		$ 213,644